Loss per Share (Details) - shares		1 Months Ended
	Sep. 25, 2017	Oct. 31, 2017	Jun. 01, 2017
Loss per Share
Shares issued for the IPO and the concurrent private placements (in shares)	345,541,349	345,541,350
Shares outstanding (in shares)		345,541,350	1